CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2023	Oct. 31, 2022
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	40,000,000	40,000,000
Treasury shares	0	2,000
Class A ordinary shares
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	36,000,000	36,000,000
Ordinary shares, shares issued	674,949	507,440
Ordinary shares, shares outstanding	674,949	505,440
Class B ordinary shares
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	4,000,000	4,000,000
Ordinary shares, shares issued	50,000	50,000
Ordinary shares, shares outstanding	50,000	50,000